Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Goodwill and Intangible Assets
14.
Goodwill and Intangible Assets

Changes in goodwill and intangible assets account for the years ended December 31, 2025 and 2024 are as follows:

	Intangible Assets with	Intangible Assets with Finite Life						Total Intangible Assets with	Total		Total Goodwill and
	Indefinite Life	Trademark	Franchise	Licenses	Customer List	Spectrum	Others	Finite Life	Intangible Assets	Goodwill	Intangible Assets
		(in million pesos)
December 31, 2025
Costs:
Balances at beginning of the year	220	4,565	3,017	135	4,703	1,205	1,689	15,314	15,534	63,595	79,129
Additions during the year	—	—	—	—	12	—	217	229	229	—	229
Translation and other adjustments	—	5	—	(12)	(8)	—	—	(15)	(15)	—	(15)
Balances at end of the year	220	4,570	3,017	123	4,707	1,205	1,906	15,528	15,748	63,595	79,343
Accumulated amortization and impairment:
Balances at beginning of the year	—	4,565	2,451	135	4,703	1,205	952	14,011	14,011	654	14,665
Amortization during the year	—	—	186	—	2	—	82	270	270	—	270
Translation and other adjustments	—	5	1	(12)	(8)	—	1	(13)	(13)	—	(13)
Balances at end of the year	—	4,570	2,638	123	4,697	1,205	1,035	14,268	14,268	654	14,922
Net balances at end of the year	220	—	379	—	10	—	871	1,260	1,480	62,941	64,421
Estimated useful lives (in years)	—	—	16	—	6	—	5-10	—	—	—	—
Remaining useful lives (in years)	—	—	2	—	5	—	3-10	—	—	—	—

December 31, 2024
Costs:
Balances at beginning of the year	220	4,561	3,017	135	4,703	1,205	1,321	14,942	15,162	63,595	78,757
Additions during the year	—	—	—	—	—	—	366	366	366	—	366
Translation and other adjustments	—	4	—	—	—	—	2	6	6	—	6
Balances at end of the year	220	4,565	3,017	135	4,703	1,205	1,689	15,314	15,534	63,595	79,129
Accumulated amortization and impairment:
Balances at beginning of the year	—	4,561	2,265	135	4,703	1,205	899	13,768	13,768	654	14,422
Amortization during the year	—	—	186	—	—	—	54	240	240	—	240
Translation and other adjustments	—	4	—	—	—	—	(1)	3	3	—	3
Balances at end of the year	—	4,565	2,451	135	4,703	1,205	952	14,011	14,011	654	14,665
Net balances at end of the year	220	—	566	—	—	—	737	1,303	1,523	62,941	64,464
Estimated useful lives (in years)	—	—	16	—	6	—	5-10	—	—	—	—
Remaining useful lives (in years)	—	—	3	—	—	—	3-10	—	—	—	—

The consolidated goodwill and intangible assets of our reportable segments as at December 31, 2025 and 2024 are as follows:

	2025			2024
	Wireless	Fixed Line	Total	Wireless	Fixed Line	Total
	(in million pesos)
Franchise	379	—	379	566	—	566
Customer list	—	230	230	—	220	220
Others	—	871	871	—	737	737
Total intangible assets	379	1,101	1,480	566	957	1,523
Goodwill	56,571	6,370	62,941	56,571	6,370	62,941
Total goodwill and intangible assets	56,950	7,471	64,421	57,137	7,327	64,464

The consolidated future amortization of intangible assets as at December 31, 2025 are as follows:

Year	(in million pesos)
2026	296
2027	294
2028	113
2029	107
2030	93
2031 and onwards	357
1,260

Impairment Testing of Goodwill

The organizational structure of PLDT and its subsidiaries is designed to monitor financial operations based on fixed line and wireless segmentation. Management provides guidelines and decisions on resource allocation, such as continuing or disposing of assets and operations by evaluating the performance of each segment through review and analysis of available financial information on the fixed line and wireless segments. As at December 31, 2025, the PLDT Group’s goodwill comprised of goodwill resulting from PGIH’s acquisition of Multisys in 2022, ePLDT’s acquisition of IPCDSI in 2012, PLDT’s acquisition of Digitel in 2011, ePLDT’s acquisition of ePDS in 2011, Smart’s acquisition of PDSI and Chikka in 2009, SBI’s acquisition of Airborne Access Corporation in 2008, and Smart’s acquisition of SBI in 2004.

Although revenue streams may be segregated among the companies within the PLDT Group, cash inflows are not considered coming from independent groups of assets on a per Company basis due largely to the significant portion of shared and commonly used network/platform that generates related revenue. On the other hand, PLDT has the largest fixed line network in the Philippines. PLDT’s transport facilities are installed nationwide to cover both domestic and international IP backbone to route and transmit IP traffic generated by the customers. In the same manner, PLDT has the most Internet Gateway facilities which are composed of high-capacity IP routers and switches that serve as the main gateway of the Philippines to the Internet connecting to the World Wide Web. With PLDT’s network coverage, other fixed line subsidiaries share the same facilities to leverage from a Group perspective.

Because of the significant common use of network facilities among fixed line and wireless companies within the Group, management deems that the Wireless and Fixed Line units are the lowest CGUs to which goodwill is to be allocated and tested for impairment given that the Fixed Line and Wireless operations generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets.

The recoverable amount of the Wireless and Fixed Line CGUs have been determined using the value- in-use approach calculated using cash flow projections based on the financial budgets approved by the Board of Directors. The post-tax discount rates applied to cash flow projections are 9.32% for the Wireless and Fixed Line CGUs. Cash flows beyond the projection period of three years are determined using a 2% growth rate for the Wireless and Fixed Line CGUs, which is the same as the long-term average growth rate for the telecommunications industry. Other key assumptions used in the cash flow projections include revenue growth rate and capital expenditures.

Based on the assessment of the VIU of the Wireless and Fixed Line CGUs, the recoverable amount of the Wireless and Fixed Line CGUs exceeded their carrying amounts. Hence, no impairment was recognized in relation to goodwill as at
December 31, 2025 and 2024.